FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 29, 2019
Financial Instruments [Abstract]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [text block]
Hedging components of other comprehensive income (“OCI”):

	2019	2018

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$4,566	$6,740
Commodity price risk	(8,213)	698
Interest rate risk	(10,588)	102

Income taxes	(46)	(67)

Amounts reclassified from OCI to inventory, related to commodity price risk	16,656	(13,303)

Amounts reclassified from OCI to net earnings, related to foreign currency risk and interest rate risk, and included in:
Net sales	(5,667)	(1,864)
Cost of sales	(350)	(307)
Selling, general and administrative expenses	417	51
Financial expenses, net	(752)	(2,224)
Income taxes	60	16
Cash flow hedging loss	$(3,917)	$(10,158)

Disclosure of detailed information about financial instruments
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	December 29, 2019	December 30, 2018

Financial assets
Amortized cost:
Cash and cash equivalents	$64,126	$46,657
Trade accounts receivable	320,931	317,159
Financial assets included in prepaid expenses, deposits and other current assets	45,950	39,789
Long-term non-trade receivables included in other non-current assets	2,933	2,771
Derivative financial assets included in prepaid expenses, deposits and other current assets	9,816	17,792

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities (1)	$395,564	$332,543
Long-term debt - bearing interest at variable rates	645,000	469,000
Long-term debt - bearing interest at fixed rates (2)	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities	11,067	14,442
(1) Accounts payable and accrued liabilities include balances payable of $39.6 million (December 30, 2018 - $33.0 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement.
(2) The fair value of the long-term debt bearing interest at fixed rates was $206.4 million as at December 29, 2019 (December 30, 2018 - $189.5 million).

Disclosure of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 29, 2019:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	32,737	1.2750	$41,739	$187	$(1,169)	$(982)
Sell EUR/Buy USD	35,236	1.1341	39,960	502	(78)	424
Sell CAD/Buy USD	58,212	0.7612	44,309	49	(130)	(81)
Buy CAD/Sell USD	31,287	0.7514	23,510	342	—	342
Sell AUD/Buy USD	7,691	0.6974	5,364	38	(32)	6
Sell MXN/Buy USD	272,914	0.0504	13,761	—	(356)	(356)
			$168,643	$1,118	$(1,765)	$(647)

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 30, 2018:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	28,510	1.3224	$37,703	$1,366	$—	$1,366
Sell EUR/Buy USD	31,578	1.1892	37,551	1,004	(19)	985
Sell CAD/Buy USD	33,114	0.7784	25,776	1,369	—	1,369
Buy CAD/Sell USD	62,921	0.7583	47,712	—	(1,180)	(1,180)
Sell AUD/Buy USD	7,941	0.7304	5,800	198	—	198
Buy MXN/Sell USD	79,275	0.0475	3,766	162	—	162
			$158,308	$4,099	$(1,199)	$2,900
The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 29, 2019:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	133.7 million pounds	$3,494	$(198)	$3,296
Swap contracts	Synthetic fibres	60.6 million pounds	—	(6,859)	(6,859)
Swap & option contracts	Energy	202,400 barrels	1,185	(186)	999
			$4,679	$(7,243)	$(2,564)
(1) Notional amounts are not in thousands.

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 30, 2018:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	76.0 million pounds	$336	$(3,173)	$(2,837)
Swap contracts	Synthetic fibres	147.7 million pounds	—	(5,516)	(5,516)
Swap & option contracts	Energy	290,000 barrels	145	(2,469)	(2,324)
			$481	$(11,158)	$(10,677)
(1) Notional amounts are not in thousands.
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 29, 2019:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$1,379	$—
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(1,817)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	252	(242)
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	866	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	1,179	—
					$3,676	$(2,059)

(1) The notional amounts for the interest rate swap contracts maturing on April 30, 2023 and April 30, 2024 are extensions to the $150 million interest rate swap contracts originally entered into related to the term loan and maturing on June 17, 2021.

The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 30, 2018:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$5,500	$—
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(521)
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	3,070	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	4,382	—
					$12,952	$(521)
(1) The notional amounts for the interest rate swap contracts maturing on April 30, 2023 are extensions to the $150 million interest rate swap contracts originally entered into related to the term loan and maturing on June 17, 2021

Disclosure of detailed information about financial expenses, net
Financial expenses, net:

	2019	2018

Interest expense on financial liabilities recorded at amortized cost (1)	$28,659	$24,757
Bank and other financial charges	8,010	7,472
Interest accretion on discounted lease obligations	3,141	—
Interest accretion on discounted provisions	287	299
Foreign exchange gain	(929)	(1,483)
	$39,168	$31,045

(1) Net of capitalized borrowing costs of $1.3 million (2018 - $0.7 million).

Disclosure of detailed information about hedged items [text block]
The following table summarizes the Company’s hedged items as at December 29, 2019:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(972)	$972
Forecast expenses	—	—	342	(342)

Commodity risk:
Forecast purchases	—	—	(1,416)	1,416

Interest rate risk:
Forecast interest payments	—	—	1,511	(1,511)
	$—	$—	$(535)	$535

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

The following table summarizes the Company’s hedged items as at December 30, 2018:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$2,752	$(2,752)
Forecast expenses	—	—	(897)	897

Commodity risk:
Forecast purchases	—	—	(10,677)	10,677

Interest rate risk:
Forecast interest payments	—	—	12,204	(12,204)
	$—	$—	$3,382	$(3,382)